Shareholder Report, Line Graph (Details) 193786_Innovator U.S. Equity Buffer ETF - July_TF_TSR Annual {TF} - USD ($)									12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Aug. 28, 2018	Oct. 31, 2025
Innovator U.S. Equity Buffer ETF™ - July
Account Value [Line Items]
Line Graph and Table Measure Name									Innovator U.S. Equity Buffer ETF - July NAV
Accumulated Value	$ 17,043	$ 13,292	$ 12,086	$ 12,815	$ 10,903	$ 10,409	$ 9,647	$ 10,000	$ 19,656
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									S&P 500 TR
Accumulated Value	21,839	15,823	14,366	16,824	11,772	10,730	9,386	10,000	$ 26,524
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									S&P 500
Accumulated Value	$ 19,691	$ 14,474	$ 13,363	$ 15,894	$ 11,285	$ 10,483	$ 9,359	$ 10,000	$ 23,607